Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Repurchase of shares		£ (503)	£ (1,076)	£ (432)
Share buyback | Maximum
Disclosure of classes of share capital [line items]
Repurchase of shares	£ 750
Ordinary shares
Disclosure of classes of share capital [line items]
Interim dividends, per share (in GBP per share)		£ 0.027		£ 0.0225
Number of shares comprising, one american depository share (in shares)		0.04
Qualifying American depository shares
Disclosure of classes of share capital [line items]
Interim dividends, per share (in GBP per share)		£ 0.108